Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

28. Related Party Transactions

Consistent with the Company’s corporate responsibilities to its surrounding community and together with several other companies in the region, ASML entered into a loan agreement with a local sports club PSV N.V.; pursuant to which ASML provided PSV N.V., as of August 1, 2011, a 14 year, interest free, subordinated loan of EUR 5.0 million. The chairman of the Supervisory Board of ASML, Mr. Arthur van der Poel is currently (until June 2012) member of the Supervisory Board of PSV N.V. Mr. Peter Wennink (Chief Financial Officer of ASML) was appointed as member of the Supervisory Board of PSV N.V. as of August 2011.

Except for the above, there have been no transactions during our most recent fiscal year, and there are currently no transactions, between ASML or any of its subsidiaries, and any significant shareholder and any director or officer or any relative or spouse thereof other than ordinary course compensation arrangements. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed or owing by any director or officer of ASML or any associate thereof, other than the virtual financing arrangement with respect to shares and stock options described under Notes 17 and 21.